UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter   June 30, 2002
Ended:                                   ----------------


Check here if Amendment [|_|]; Amendment Number:
                                                ------
  This Amendment (Check only one.):             [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cannell Capital LLC
           -------------------------------------
Address:   150 California Street
           -------------------------------------
           San Francisco, CA 94111
           -------------------------------------

           -------------------------------------

Form 13F File Number:  28- 6453
                           --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Carlo Cannell
           -------------------------------------
Title:     Managing Member
           -------------------------------------
Phone:     415-229-8115
           -------------------------------------

Signature, Place, and Date of Signing:

       /s/ J. Carlo Cannell        San Francisco, CA      8/12/2002
      ------------------------  ------------------------- ----------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                      --------------

Form 13F Information Table Entry           83
Total:
                                      --------------

Form 13F Information Table value     $   698,849
Total:
                                      --------------
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

CANNELL CAPITAL LLC
Managed Assets as of 06/30/2002

--------------------------------------------------------------------------------

COLUMN 1                      COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5
--------------------------------------------------------------------------------
                              TITLE OF   CUSIP     VALUE      SHS OR   SH/  PUT/
NAME OF ISSUER                  CLASS             (x$1000)    PRN AMT  PRN  CALL
--------------------------------------------------------------------------------
ALDILA INCCMN                  COMMON   014384200     786      494,082  SH
ALLIANCE SEMICONDUCTOR CORP    COMMON   01877h100   9,789    1,378,700  SH
AMCOL INTERNATIONAL CORP       COMMON   02341w103   5,403      788,800  SH
ASCENTIAL SOFTWARE CORPCMN     COMMON   04362p108   9,887    3,543,600  SH
BOSTON COMMUNICATIONS GROUP    COMMON   100582105  12,463    1,550,100  SH
CARPARTS TECHNOLOGIES INCCMN   COMMON   14426p101       -        4,274  SH
CATO CORPORATION (THE)CMN  CLA COMMON   149205106  11,150      500,000  SH
CENTERSPAN COMMUNICATIONS CORP COMMON   152012100     114       24,800  SH
COLUMBUS MCKINNON CORPCMN      COMMON   199333105   6,691      774,400  SH
COMTECH TELECOMM CORP NEW      COMMON   205826209   3,588      520,000  SH
CONCERTO SOFTWARE INCCMN       COMMON   20602t106   6,102      968,500  SH
CONCORD CAMERA CORP            COMMON   206156101   3,086      605,000  SH
CONRAD INDUSTRIES INC          COMMON   208305102   3,102      827,100  SH
COPART INC                     COMMON   217204106   6,651      409,800  SH
CASCADE CORPORATION            COMMON   147195101   4,751      306,500  SH
D & E COMMUNICATIONS, INCCMN   COMMON   232860106   5,938      565,000  SH
ECLIPSYS CORPCMN               COMMON   278856109     562       85,700  SH
EL PASO CORPCMN                COMMON   28336l109  15,973      775,000  SH
ENNIS BUSINESS FORMS INC       COMMON   293389102   8,758      671,100  SH
FAIR ISAAC & CO INC            COMMON   303250104   3,622      110,200  SH
FUNDTECH LTD                   COMMON   m47095100   5,307    1,326,800  SH
GENCORP INC                    COMMON   368682100  15,074    1,054,100  SH
GIVEN IMAGINGCMN               COMMON   m52020100     120       10,000  SH
GLOBAL POWER EQUIPMENT INCCMN  COMMON   37941p108  18,889    1,908,000  SH
GOODY'S FAMILY CLOTHING        COMMON   382588101   2,884      250,100  SH
HOOPER HOLMES INC              COMMON   439104100  16,102    2,012,800  SH
HUB GROUP, INCCMN CLASS A      COMMON   443320106     928      100,300  SH
HUGOTON ROYALTY TRUST UNITSCMN COMMON   444717102   9,969      940,500  SH
HYPERION SOLUTIONSCORPORATION  COMMON   44914m104  16,840      923,400  SH
ICO INC DEP SHS REPSTG 1/4PFD  COMMON   449293307     436       45,890  SH
IMAGISTICS INTERNATIONAL INCCM COMMON   45247t104  12,088      563,000  SH
INFOUSA INC                    UNIT BEN 456818301   3,711      678,300  SH
INTER PARFUMS INC              COMMON   458334109   6,802      978,675  SH
INTERLINQ SOFTWARE CORP        COMMON   458753100   1,394      961,100  SH
JOY GLOBAL INCCMN              COMMON   481165108  12,421      716,300  SH
KEY ENERGY SERVICES INCCMN     COMMON   492914106  17,958    1,710,300  SH
KEYNOTE SYSTEMS INCCMN         COMMON   493308100  11,774    1,608,500  SH
LADISH COMPANY (NEW)           COMMON   505754200  10,276      842,300  SH
MAPICS INC                     COMMON   564910107  10,198    1,824,400  SH
MERCURY COMPUTER SYSTEMS INC   COMMON   589378108  16,550      799,500  SH
METASOLV INCCMN                COMMON   59139p104   7,609    1,906,900  SH
MRO SOFTWARE INCCMN            COMMON   55347w105   6,778      595,600  SH
MULTEX.COMCOMMON SHARES        COMMON   625367107  13,856    3,395,964  SH
NATIONAL RESEARCH CORP         COMMON   637372103   5,059      712,600  SH
OPINION RESEARCH CORPCMN       COMMON   683755102   2,781      473,899  SH
ORPHAN MEDICAL INC             COMMON   687303107   4,848      513,000  SH
PACTIV CORPORATIONCMN          COMMON   695257105  23,526      988,500  SH
PC-TEL INCCMN                  COMMON   69325q105  10,366    1,531,426  SH
PEDIATRIC SVCS OF AMERICACMN   COMMON   705323103   5,267      750,300  SH
PEDIATRIX MEDICAL GROUP INC    COMMON   705324101  12,125      485,000  SH
PINNACLE SYSTEMS INC           COMMON   723481107  13,154    1,197,000  SH
PRIDE INTERNATIONAL INCCMN     COMMON   74153q102  28,103    1,794,600  SH
QUALITY SYSTEMS INC            COMMON   747582104   5,667      336,300  SH
RADCOM LTD                     COMMON   m81865103     915    1,308,340  SH
RANGE RESOURCES CORPORATION    COMMON   75281a109  22,085    3,943,800  SH
S I TECHNOLOGIES INCCMN        COMMON   783978109     594      400,200  SH
SOMERA COMMUNICATIONS INCCMN   COMMON   834458101   4,450      623,200  SH
SOUTHWESTERN ENERGY CO.        COMMON   845467109  21,208    1,396,200  SH
SPECTRALINK CORP               COMMON   847580107  12,271    1,153,300  SH
SPECTRUM CONTROL INC           COMMON   847615101   8,157    1,348,286  SH
SPORTS AUTHORITYCOMMON STOCK   COMMON   849176102  13,162    1,158,600  SH
STEWART & STEVENSON SVCS       COMMON   860342104   9,823      553,700  SH
STEWART ENTERPRISES INCCLASS A COMMON   860370105  13,570    2,130,300  SH
STILWELL FINL INCCMN           COMMON   860831106   6,661      366,000  SH
THE FIRST YEARS INC            COMMON   337610109   5,842      541,400  SH
TIMBERLINE SOFTWARE CORP       COMMON   887134104   7,983    1,467,500  SH
TRICO MARINE SERVICES INC      COMMON   896106101   1,123      165,400  SH
TRIMBLE NAVIGATION LTD         COMMON   896239100  10,740      692,900  SH
U S PHYSICAL THERAPY INC       COMMON   90337l108   7,054      347,300  SH
VIRTUAL COMMUNITIES INCCMN     COMMON   92825d101       2      258,900  SH
VISX, INC.CMN                  COMMON   92844s105  15,077    1,383,200  SH
WASHINGTON GROUP INTERNATIONAL COMMON   938862208  15,497      704,400  SH
S3 INCORPORATED SUB NT CONV    CV       784849ac5    5,362  11,500,000  SH
CENTRAL GARDEN & PET CO SUB NT CV       153527ac0    6,136   6,589,000  SH
PREMIERE TECHNOLOGIES SUB NTCV CV       74058fac6   13,006  15,765,000  SH
AMERITRADE HOLDINGS CORPCONV S CV       03072hab5   13,986  16,851,000  SH
ADELPHIA COMMUNICATIONS CORP   CV       006848bg9      723   8,500,000  SH
I2 TECHNOLOGIES INC            CV       465754af6    3,402   4,800,000  SH
REDBACK NETWORKS INC           CV       757209ab7    2,675   6,523,800  SH
TERAYON COMM SYSTEMS INC       CV       880775ac5    5,225  10,450,000  SH
NEXTEL COMMUNICATIONS INC.     CV       65332vbc6    7,520  16,393,400  SH
ASPECT TELECOMMUNICATIONCV     CV       045237ae4   16,243  47,425,000  SH
ADELPHIA COMMUNICATIONS CORP   CV       006848bh7    1,084  12,047,600  SH

CANNELL CAPITAL LLC
Managed Assets as of
06/30/2002

--------------------------------------------------------------------------------
COLUMN 1                      COLUMN 6   COLUMN 7               COLUMN 8
--------------------------------------------------------------------------------
                             INVESTMENT  OTHER            VOTING AUTHORITY
NAME OF ISSUER               DISCRETION   MGRS     SOLE         SHARED     NONE
--------------------------------------------------------------------------------
                                                    # OF EACH TYPE
ALDILA INCCMN                   SOLE               428,416      65,666
ALLIANCE SEMICONDUCTOR CORP     SOLE             1,176,500     202,200
AMCOL INTERNATIONAL CORP        SOLE               658,500     130,300
ASCENTIAL SOFTWARE CORPCMN      SOLE             3,024,200     519,400
BOSTON COMMUNICATIONS GROUP     SOLE             1,350,600     199,500
CARPARTS TECHNOLOGIES INCCMN    SOLE                 4,274           -
CATO CORPORATION (THE)CMN CLA   SOLE               414,300      85,700
CENTERSPAN COMMUNICATIONS CORP  SOLE                24,800           -
COLUMBUS MCKINNON CORPCMN       SOLE               660,600     113,800
COMTECH TELECOMM CORP NEW       SOLE               438,827      81,173
CONCERTO SOFTWARE INCCMN        SOLE               821,000     147,500
CONCORD CAMERA CORP             SOLE               516,100      88,900
CONRAD INDUSTRIES INC           SOLE               718,300     108,800
COPART INC                      SOLE               349,500      60,300
Cascade Corporation             SOLE               252,600      53,900
D & E COMMUNICATIONS, INCCMN    SOLE               482,200      82,800
ECLIPSYS CORPCMN                SOLE                72,900      12,800
EL PASO CORPCMN                 SOLE               660,600     114,400
ENNIS BUSINESS FORMS INC        SOLE               550,500     120,600
FAIR ISAAC & CO INC             SOLE                93,800      16,400
FUNDTECH LTD                    SOLE             1,134,700     192,100
GENCORP INC                     SOLE               933,900     120,200
GIVEN IMAGINGCMN                SOLE                 8,500       1,500
GLOBAL POWER EQUIPMENT INCCMNS  SOLE             1,622,700     285,300
GOODY'S FAMILY CLOTHING         SOLE               213,400      36,700
HOOPER HOLMES INC               SOLE             1,727,900     284,900
HUB GROUP, INCCMN CLASS A       SOLE                85,800      14,500
HUGOTON ROYALTY TRUST UNITSCMN  SOLE               935,800       4,700
HYPERION SOLUTIONSCORPORATION   SOLE               787,500     135,900
ICO INC DEP SHS REPSTG 1/4PFD   SOLE                45,890           -
IMAGISTICS INTERNATIONAL INCCM  SOLE               469,900      93,100
INFOUSA INC                     SOLE               570,500     107,800
INTER PARFUMS INC               SOLE               815,225     163,450
INTERLINQ SOFTWARE CORP         SOLE               753,812     207,288
JOY GLOBAL INCCMN               SOLE               611,500     104,800
KEY ENERGY SERVICES INCCMN      SOLE             1,479,800     230,500
KEYNOTE SYSTEMS INCCMN          SOLE             1,370,500     238,000
LADISH COMPANY (NEW)            SOLE               719,400     122,900
MAPICS INC                      SOLE             1,575,100     249,300
MERCURY COMPUTER SYSTEMS INC    SOLE               688,000     111,500
METASOLV INCCMN                 SOLE             1,626,800     280,100
MRO SOFTWARE INCCMN             SOLE               516,700      78,900
MULTEX.COMCOMMON SHARES         SOLE             2,903,964     492,000
NATIONAL RESEARCH CORP          SOLE               586,540     126,060
OPINION RESEARCH CORPCMN        SOLE               384,017      89,882
ORPHAN MEDICAL INC              SOLE               428,053      84,947
PACTIV CORPORATIONCMN           SOLE               867,700     120,800
PC-TEL INCCMN                   SOLE             1,284,909     246,517
PEDIATRIC SVCS OF AMERICACMN    SOLE               648,200     102,100
PEDIATRIX MEDICAL GROUP INC     SOLE               413,400      71,600
PINNACLE SYSTEMS INC            SOLE             1,024,400     172,600
PRIDE INTERNATIONAL INCCMN      SOLE             1,584,518     210,082
QUALITY SYSTEMS INC             SOLE               282,700      53,600
RADCOM LTD                      SOLE             1,118,040     190,300
RANGE RESOURCES CORPORATION     SOLE             3,421,430     522,370
S I TECHNOLOGIES INCCMN         SOLE               400,200           -
SOMERA COMMUNICATIONS INCCMN    SOLE               529,200      94,000
SOUTHWESTERN ENERGY CO.         SOLE             1,238,089     158,111
SPECTRALINK CORP                SOLE             1,002,600     150,700
SPECTRUM CONTROL INC            SOLE             1,161,086     187,200
SPORTS AUTHORITYCOMMON STOCK    SOLE               966,100     192,500
STEWART & STEVENSON SVCS        SOLE               476,300      77,400
STEWART ENTERPRISES INCCLASS    SOLE             1,854,400     275,900
STILWELL FINL INCCMN            SOLE               312,400      53,600
THE FIRST YEARS INC             SOLE               449,900      91,500
TIMBERLINE SOFTWARE CORP        SOLE             1,277,430     190,070
TRICO MARINE SERVICES INC       SOLE               133,800      31,600
TRIMBLE NAVIGATION LTD          SOLE               592,200     100,700
U S PHYSICAL THERAPY INC        SOLE               290,050      57,250
VIRTUAL COMMUNITIES INCCMN      SOLE               258,900           -
VISX, INC.CMN                   SOLE             1,209,700     173,500
WASHINGTON GROUP INTERNATIONAL  SOLE               597,200     107,200
S3 INCORPORATED SUB NT CONV     SOLE             9,903,900   1,596,100
CENTRAL GARDEN & PET CO SUB NT  SOLE             5,449,000   1,140,000
PREMIERE TECHNOLOGIES SUB NTCV  SOLE            13,397,300   2,367,700
AMERITRADE HOLDINGS CORPCONV    SOLE            14,667,300   2,183,700
ADELPHIA COMMUNICATIONS CORP    SOLE             7,251,200   1,248,800
I2 TECHNOLOGIES INC             SOLE             4,090,700     709,300
REDBACK NETWORKS INC            SOLE             5,566,400     957,400
TERAYON COMM SYSTEMS INC        SOLE             8,784,200   1,665,800
NEXTEL COMMUNICATIONS INC.      SOLE            13,766,400   2,627,000
ASPECT TELECOMMUNICATIONCV      SOLE            40,265,200   7,159,800
ADELPHIA COMMUNICATIONS CORP    SOLE            10,274,600   1,773,000